Note 14 - Commitments (Details Textual) $ in Thousands, $ in Millions	Aug. 21, 2015 CAD ($) shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)
Statement Line Items [Line Items]
Total intangible assets other than goodwill		$ 61		$ 65
Stanford [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding from licensing agreement (in shares) | shares	649,999
Issue of equity	$ 100
License agreement, second project milestone			$ 2.0
License agreement, sales milestone			2.0
Stanford [member] | Not later than five years [member]
Statement Line Items [Line Items]
Licensing agreement, first project milestone			$ 0.3